WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the period ended on December 31, 2024:

Balance at January 1, 2024	$-
Issuance of January 2024 Registered Direct Offerings Warrants	1,027
Revaluation at March 31, 2024	(756)
Effect of changes in foreign exchange rates	(23)
Balance at March 31, 2024	$248

Revaluation at June 30, 2024	(138)
Effect of changes in foreign exchange rates	(2)
Balance at June 30, 2024	$108

Revaluation at September 30, 2024	237
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$346

Warrant exercise	(248)
Revaluation at December 31, 2024	1,963
Effect of changes in foreign exchange rates	(55)
Balance at December 31, 2024	$2,006

December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the period ended on December 31, 2023:

Balance at December 31, 2023	$520

Revaluation at March 31, 2024	(397)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$110

Revaluation at June 30, 2024	(64)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$45

Revaluation at September 30, 2024	108
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$156

Revaluation at September 30, 2024	882
Effect of changes in foreign exchange rates	(9)
Balance at December 31, 2024	$1,029

June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the year ended on December 31, 2024:

Balance at December 31, 2023	$1,157

Revaluation at March 31, 2024	(972)
Effect of changes in foreign exchange rates	(28)

Balance at March 31, 2024	$157

Revaluation at June 30, 2024	(112)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$44

Revaluation at September 30, 2024	150
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$195

Warrant exercise	(108)
Revaluation at December 31, 2024	1,646
Effect of changes in foreign exchange rates	(65)
Balance at December 31, 2024	$1,668

March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the year ended on December 31, 2024:

Balance at December 31, 2023	$562

Revaluation at March 31, 2024	(470)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(58)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$19

Revaluation at September 30, 2024	38
Effect of changes in foreign exchange rates	-
Balance at September 30, 2024	$57

Warrant exercise	(91)
Revaluation at December 31, 2024	865
Effect of changes in foreign exchange rates	(14)
Balance at December 31, 2024	$817

November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the year ended on December 31, 2024:

Balance at December 31, 2023	$836

Revaluation at March 31, 2024	(736)
Effect of changes in foreign exchange rates	(21)
Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(69)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$9

Revaluation at September 30, 2024	2
Effect of changes in foreign exchange rates	-
Balance at September 30, 2024	$11

Warrant exercise	(3)
Revaluation at December 31, 2024	2,269
Effect of changes in foreign exchange rates	(52)
Balance at December 31, 2024	2,225